Condensed individual financial information of Companhia Paranaense de Energia - Copel (Details 7) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of risk management strategy related to hedge accounting [line items]
Provisions	R$ 956,696	R$ 1,828,916	R$ 2,037,599
Companhia Paranaense De Energia Copel [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Provisions	207,123	862,183
Tax Claim [Member] | Companhia Paranaense De Energia Copel [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Provisions	190,571	167,062
Labor [Member] | Companhia Paranaense De Energia Copel [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Provisions	5,099	4,812
Employee Benefits [Member] | Companhia Paranaense De Energia Copel [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Provisions	375	290
Civil [Member] | Companhia Paranaense De Energia Copel [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Provisions	R$ 11,078	R$ 690,019